5. Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, net, consisted of the following at September 30, 2020 and March 31, 2020:

	As of	As of
	September 30, 2020	March 31, 2020

Gym equipment	$170,500	$163,147
Cages	124,025	124,025
Event assets	93,121	61,319
Furniture and fixtures	2,500	0
Production equipment	30,697	30,697
Electronics hardware and software	31,254	11,845
Trucks trailers and vehicles	65,592	11,210
	517,689	402,243
Less: accumulated depreciation	(89,521)	(50,850)
	$428,168	$351,393

Property and equipment, net, consisted of the following at March 31, 2020 and 2019:

	As of	As of
	March 31, 2020	March 31, 2019

Gym equipment	$163,147	$–
Cages	124,025	46,025
Event assets	61,319	8,987
Production equipment	30,697	–
Electronics hardware and software	11,845	6,960
Trucks trailers and vehicles	11,210	9,500
	402,243	71,472
Less: accumulated depreciation	(50,850)	(16,407)
	$351,393	$55,065